ROPES & GRAY LLP ONE EMBARCADERO CENTER, SUITE 2200 SAN FRANCISCO, CA 94111-3711 T 415-315-6300 F 415-315-6350 BOSTON NEW YORK PALO ALTO WASHINGTON, DC

May 3, 2007	Matthew Gaarder
(415) 315-6302
matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:             RS Variable Products Trust (the “Trust”) File Nos. 333-135544 and 811-21922

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the Prospectuses relating to the Class I shares of each of RS Partners VIP Series, RS Large Cap Value VIP Series, RS Core Equity VIP Series, RS Small Cap Core Equity VIP Series, RS S&P 500 Index VIP Series, RS International Growth VIP Series, RS Emerging Markets VIP Series, RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, RS High Yield Bond VIP Series, RS Money Market VIP Series (previously, RS Cash Management VIP Series), and RS Asset Allocation VIP Series, and the forms of the Prospectuses relating to the Class II shares of each of The Information Age VIP Series, RS MidCap Opportunities VIP Series, RS Value VIP Series, and RS Global Natural Resources VIP Series and the RS Variable Products Trust Class I and Class II Statement of Additional Information (relating to each of the series of the Trust), each dated May 1, 2007, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 3 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 4 to the Trust’s Registration Statement under the Investment Company Act of 1940 (“Post-Effective Amendment No. 3/4”), as filed electronically with the Securities and Exchange Commission on April 30, 2007. Each Prospectus relates to a separate series of the Trust. Post-Effective Amendment No. 3/4 became effective on May 1, 2007.

Please direct any questions to the undersigned at (415) 315-6302.  Thank you.

Sincerely,

/S/ MATTHEW GAARDER

Matthew Gaarder

cc:	Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.
Hsin Chau, Esq.